UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2006

Date of reporting period:	June 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments June 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.2%)

	Australia (a) (2.1%)
	Beverages: Alcoholic
2,153,740	Foster’s Group Ltd.	8,692,668

	Construction Materials
1,510,247	Boral Ltd.	7,409,558

	Major Banks
601,696	National Australia Bank Ltd.	14,036,837

	Total Australia	30,139,063

	Bermuda (3.6%)
	Industrial Conglomerates
1,271,109	Tyco International Ltd.	37,116,383

	Property - Casualty Insurers
184,950	XL Capital Ltd. (Class A)	13,763,979

	Total Bermuda	50,880,362

	France (a) (5.8%)
	Construction Materials
189,392	Lafarge S.A.	17,188,701

	Integrated Oil
105,555	Total S.A.	24,722,142

	Major Banks
274,696	BNP Paribas S.A.	18,783,029

	Pharmaceuticals: Major
261,512	Sanofi-Aventis	21,412,278

	Total France	82,106,150

	Germany (a) (1.8%)
	Chemicals: Major Diversified
213,548	BASF AG	14,155,709

	Motor Vehicles
254,222	Bayerische Motoren Werke (BMW) AG	11,568,203

	Total Germany	25,723,912

	Hong Kong (a) (0.6%)
	Electric Utilities
1,756,000	Hong Kong Electric Holdings Ltd.	8,006,015

	Ireland (a) (2.2%)
	Food: Specialty/Candy
528,112	Kerry Group PLC (A Shares)	13,039,436

	Major Banks
1,156,957	Bank of Ireland	18,751,324

	Total Ireland	31,790,760

	Italy (a) (3.4%)
	Integrated Oil
1,038,351	ENI SpA	26,661,609

	Major Telecommunications
8,149,746	Telecom Italia SpA - RNC	21,096,992

	Total Italy	47,758,601

	Japan (a) (9.3%)
	Electrical Products
1,158,000	Sumitomo Electric Industries, Ltd.	11,756,519

	Electronic Equipment/Instruments
355,300	Canon, Inc.	18,605,328

	Electronics/Appliances
559,200	Fuji Photo Film Co., Ltd.	18,187,424

	Home Building
1,102,000	Sekisui House, Ltd.	11,086,176

	Household/Personal Care
690,000	Kao Corp.	16,252,584

	Motor Vehicles
344,000	Toyota Motor Corp.	12,295,502

	Pharmaceuticals: Major
463,300	Takeda Pharmaceutical Co., Ltd.	22,900,275

	Pharmaceuticals: Other
419,500	Astellas Pharma Inc.	14,312,126

	Property - Casualty Insurers
794,000	Mitsui Sumitomo Insurance Co., Ltd.	7,115,517

	Total Japan	132,511,451

	Netherlands (4.6%)
	Food: Major Diversified
205,477	Unilever NV (Share Certificates) (a)	13,303,503

	Industrial Conglomerates
231,899	Koninklijke (Royal) Philips Electronics NV (a)	5,832,119

	Integrated Oil
554,833	Royal Dutch Petroleum Co. (NY Registered Shares)	36,008,662

	Publishing: Books/Magazines
554,324	Wolters Kluwer NV (Share Certificates) (a)	10,573,694

	Total Netherlands	65,717,978

	New Zealand (a) (1.0%)
	Major Telecommunications
3,450,379	Telecom Corporation of New Zealand Ltd.	14,394,338

	South Korea (0.8%)
	Wireless Telecommunications
569,804	SK Telecom Co., Ltd. (ADR)	11,624,002

	Spain (a) (2.1%)
	Major Banks
851,743	Banco Bilbao Vizcaya Argentaria, S.A.	13,106,951

	Major Telecommunications
1,004,381	Telefonica S.A.	16,401,314

	Total Spain	29,508,265

	Switzerland (a) (5.3%)
	Chemicals: Agricultural
135,120	Syngenta AG *	13,840,914

	Financial Conglomerates
189,033	UBS AG (Registered Shares)	14,712,341

	Food: Major Diversified
106,849	Nestle S.A. (Registered Shares)	27,308,652

	Pharmaceuticals: Major
395,595	Novartis AG (Registered Shares)	18,791,021

	Total Switzerland	74,652,928

	United Kingdom (a) (18.6%)
	Advertising/Marketing Services
772,008	WPP Group PLC	7,916,490

	Aerospace & Defense
3,617,527	Rolls-Royce Group PLC *	18,539,826
194,219,050	Rolls-Royce Group PLC (B Shares)	340,888
		18,880,714
	Beverages: Alcoholic
632,618	Allied Domecq PLC	7,655,288
1,285,510	Diageo PLC	18,882,330
		26,537,618
	Food Retail
3,015,653	Morrison (W.M.) Supermarkets PLC	10,000,868

	Food: Specialty/Candy
2,608,906	Cadbury Schweppes PLC	24,825,473

	Investment Managers
1,113,259	Amvescap PLC	6,600,981

	Major Banks
1,368,968	Barclays PLC	13,578,097
793,225	Royal Bank of Scotland Group PLC	23,877,793
		37,455,890
	Miscellaneous Commercial Services
2,166,159	Rentokil Initial PLC	6,165,171

	Other Transportation
963,667	BAA PLC	10,681,297

	Pharmaceuticals: Major
1,622,966	GlaxoSmithKline PLC	39,143,030

	Publishing: Books/Magazines
2,699,720	Reed Elsevier PLC	25,765,182

	Tobacco
900,607	Imperial Tobacco Group PLC	24,177,401

	Wireless Telecommunications
10,573,781	Vodafone Group PLC	25,683,207

	Total United Kingdom	263,833,322

	United States (35.0%)
	Aerospace & Defense
604,901	Boeing Co.	39,923,466
144,794	General Dynamics Corp.	15,860,735
217,378	Northrop Grumman Corp.	12,010,134
		67,794,335
	Aluminum
412,548	Alcoa, Inc.	10,779,879

	Apparel/Footwear Retail
331,574	Gap, Inc. (The)	6,548,587

	Computer Processing Hardware
756,683	Hewlett-Packard Co.	17,789,617

	Data Processing Services
374,069	First Data Corp.	15,015,130

	Electric Utilities
393,285	American Electric Power Co., Inc.	14,500,418

	Finance/Rental/Leasing
108,567	Freddie Mac	7,081,825

	Financial Conglomerates
1,083,050	Citigroup, Inc.	50,069,402
139,091	Prudential Financial, Inc. *	9,132,715
		59,202,117
	Information Technology Services
363,783	International Business Machines Corp.	26,992,699

	Integrated Oil
319,183	Chevron Corp.	17,848,713
116,193	Exxon Mobil Corp.	6,677,612
		24,526,325

	Investment Banks/Brokers
252,525	Merrill Lynch & Co., Inc.	13,891,400

	Investment Managers
550,664	Mellon Financial Corp.	15,798,550

	Major Telecommunications
693,231	SBC Communications, Inc.	16,464,236
546,098	Verizon Communications Inc.	18,867,686
		35,331,922
	Multi-Line Insurance
133,660	American International Group, Inc.	7,765,646

	Packaged Software
2,935	Computer Associates International, Inc.	80,654

	Pharmaceuticals: Major
731,522	Bristol-Myers Squibb Co.	18,273,420
704,605	Pfizer, Inc.	19,433,006
457,757	Schering-Plough Corp.	8,724,848
720,183	Wyeth	32,048,144
		78,479,418
	Property - Casualty Insurers
467,986	St. Paul Travelers Companies, Inc. (The)	18,499,487

	Publishing: Newspapers
353,663	New York Times Co. (The) (Class A)	11,016,602

	Pulp & Paper
280,274	Georgia-Pacific Corp.	8,912,713

	Restaurants
549,253	McDonald’s Corp.	15,241,771

	Specialty Insurance
90,694	MBIA Inc.	5,379,061

	Tobacco
458,001	Altria Group, Inc.	29,614,345
196,141	Loews Corp.- Carolina Group	6,535,418
		36,149,763

	Total United States	496,777,919

	Total Common Stocks (Cost $1,095,913,763)	1,365,425,066

PRINCIPAL AMOUNT IN THOUSANDS
SHORT-TERM INVESTMENT (2.3%)
REPURCHASE AGREEMENT
$32,225	Joint repurchase agreement account 3.38% due 07/01/2005 (dated 06/30/2005; proceeds $32,228,026) (b) (Cost $32,225,000)	32,225,000

Total Investments (Cost $1,128,138,763) (c)	98.5%	1,397,650,066
Other Assets in Excess of Liabilities	1.5	21,967,699
Net Assets	100.0%	$1,419,617,765

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

Securities with total market value equal to $770,134,121 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $304,907,114 and the aggregate gross unrealized depreciation is $35,395,811, resulting in net unrealized appreciation of $269,511,303.

Morgan Stanley Global Dividend Growth Securities

Summary of Investments June 30, 2005

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Pharmaceuticals: Major	$180,726,022	12.7%
Integrated Oil	111,918,738	7.9
Major Banks	102,134,031	7.2
Major Telecommunications	87,224,566	6.1
Aerospace & Defense	86,675,049	6.1
Financial Conglomerates	73,914,458	5.2
Tobacco	60,327,164	4.2
Industrial Conglomerates	42,948,502	3.0
Food: Major Diversified	40,612,155	2.9
Property - Casualty Insurers	39,378,983	2.8
Food: Specialty/Candy	37,864,909	2.7
Wireless Telecommunications	37,307,209	2.6
Publishing: Books/Magazines	36,338,876	2.6
Beverages: Alcoholic	35,230,286	2.5
Joint Repurchase Agreement	32,225,000	2.3
Information Technology Services	26,992,699	1.9
Construction Materials	24,598,259	1.7
Motor Vehicles	23,863,705	1.7
Electric Utilities	22,506,433	1.6
Investment Managers	22,399,531	1.6
Electronic Equipment/Instruments	18,605,328	1.3
Electronics/Appliances	18,187,424	1.3
Computer Processing Hardware	17,789,617	1.2
Household/Personal Care	16,252,584	1.1
Restaurants	15,241,771	1.1
Data Processing Services	15,015,130	1.1
Pharmaceuticals: Other	14,312,126	1.0
Chemicals: Major Diversified	14,155,709	1.0
Investment Banks/Brokers	13,891,400	1.0
Chemicals: Agricultural	13,840,914	1.0
Electrical Products	11,756,519	0.8
Home Building	11,086,176	0.8
Publishing: Newspapers	11,016,602	0.8
Aluminum	10,779,879	0.8
Other Transportation	10,681,297	0.7
Food Retail	10,000,868	0.7
Pulp & Paper	8,912,713	0.6
Advertising/Marketing Services	7,916,490	0.6
Multi-Line Insurance	7,765,646	0.5
Finance/Rental/Leasing	7,081,825	0.5
Apparel/Footwear Retail	6,548,587	0.5
Miscellaneous Commercial Services	6,165,171	0.4
Specialty Insurance	5,379,061	0.4
Packaged Software	80,654	0.0

	$1,397,650,066	98.5%

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005